INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30,	December 31,
	2025	2024
	Unaudited	Audited

Raw materials, parts and supplies	$14,444	$16,291
Work in progress and assembled raw materials	11,633	10,335
Finished products	22,660	12,264

	$48,737	$38,890